UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-07471


Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)

413 Johnson Street, Suite # 200
Jenkintown, PA  19046
(Address of principal executive offices)


Mark Mulholland
P.O. Box 2479
Jenkintown, PA  19046
(Name and address of agent for service)


Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: March 31, 2011


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

The Matthew 25 Fund
Schedule of Investments
March 31, 2011
(unaudited)


Shares/Principal Amount        Historical Cost    Market Value   % of Net Assets

 COMMON STOCKS

 Business Services
 11,600 Mastercard Inc.         $2,456,450            $2,919,952        4.76%

 Canned Fruits, Veg & Preserves, Jams & Jellies
 43,500 J.M. Smucker Co.        $2,096,997             3,105,465        5.06%

 Computer Programming & Data Processing
 4,200  Google, Inc. *          1,702,897              2,464,392        4.02%

 Construction Machinery & Equipment
 32,500 Caterpillar, Inc.       1,132,895              3,618,875        5.90%

 Cookies & Crackers
 2,000 Snyders-Lance, Inc.         34,570                 39,700        0.06%

 Electric Services
 78,706 First Energy Corp.      2,683,052              2,919,206        4.76%

 Electronic Computers
 22,500 Apple, Inc. *           2,906,188              7,841,430       12.78%

 Fire, Marine & Casualty Insurance
 20 Berkshire Hathaway, Cl A *    961,485              2,506,000        4.09%
 52,500 Penn Millers Holding *    533,180                744,135        1.21%
                               -----------            ------------     -------
                                1,494,665              3,250,135        5.30%

 Gas Production & Distribution
 200,000 El Paso Corporation    1,361,247              3,600,000        5.87%

 Manufacturing, Diversified
 110,000  BYD Co., Ltd.         1,350,571                836,000        1.36%

 National Commercial Banks
 670,000 Citigroup, Inc. *      3,197,506              2,961,400        4.83%

 Railroads, Line-Haul Operations
 67,500 Kansas City Southern*     963,633              3,675,375        5.99%

 Real Estate Investment Trusts
 190,000 Brandywine Rlty Trust  1,751,299              2,306,600        3.76%


 Security Brokers, Dealers & Exchanges
 20,000 Goldman Sachs           2,410,505              3,172,000        5.17%
 85,000 Nasdaq OMX Group *      1,844,544              2,196,400        3.58%
                               -----------            ------------     -------
                                4,255,049              5,368,400        8.75%

 Shopping Goods Store
 175,000 Cabelas, Inc. *        1,996,711              4,376,750        7.13%


 Surgical & Medical Instruments & Apparatus
 47,500 Stryker Corp.           1,898,370              2,888,000        4.71%


 Transportation Equipment
 32,500 Polaris Indust, Inc.    458,314                2,828,150        4.61%



Total Common Stocks            31,740,414             54,999,830       89.65%


 LIMITED PARTNERSHIPS
 172,000 KKR & Co. LP           1,899,242              2,822,520        4.60%


 PREFERRED STOCKS
 2,160  East West Bancorp       2,012,548              3,348,000        5.46%
 	8% Convertible



Total Investments              35,652,204             61,170,350       99.71%


Other Assets in Excess
of Liabilities                    174,914               174,914         0.29%


Net Assets                    $35,827,118            $61,345,264      100.00%



 * Non-Income producing securities during the period.




Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

   Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

   Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2011 in valuing the Fund's investments carried at value:

    Investments in Securities  Level 1      Level 2       Level 3  Total

     Common Stocks             $54,999,830   $0            $0       $54,999,830
     Limited Partnership       $ 2,822,520   $0            $0       $ 2,822,520
     Preferred Stock           $0            $3,348,000    $0       $ 3,348,000
                               -----------  -----------   -----    ------------
                               $57,822,350   $3,348,000    $0       $61,170,350



Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Mark Mulholland, President of Matthew 25 Fund, certify that:

1. I have reviewed this report on Form N-Q of the Matthew 25 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Matthew 25 Fund as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Matthew 25 Fund and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. I have disclosed to the Matthew 25 Fund's auditors and the audit committe of the Matthew 25 Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Matthew 25 Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Matthew 25 Fund's internal control over financial reporting.



Matthew 25 Fund, Inc.

/S/ Mark Mulholland
________________________________
Mark Mulholland, President
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 18, 2011




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 18, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 18, 2011